STOCK BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

NOTE 7 – STOCK BASED COMPENSATION

In March 2022, the board of directors of the Company approved the Amended and Restated Equity Incentive Plan (the “Amended Plan”) which increased the number of ordinary shares reserved for issuance under such equity incentive plan to 15% of the Company’s outstanding ordinary shares on a fully-diluted basis, or 1,826,991,617 ordinary shares, represented by 365,398 ADSs as of June 30, 2022. Under the Amended Plan, the Company may grant options to its directors, officers, employees, consultants, advisers and service providers. The Amended Plan was approved by the shareholders at the Company’s Annual General Meeting of Shareholders held on April 12, 2022. The Amended Plan is an amendment and restatement of the 2014 Global Incentive Option Scheme (the “Scheme”). All options outstanding under the Scheme were fully vested and had a remaining life of less than one year at the Merger date.

On April 12, 2022, the Company has granted options to acquire 1,535,714,000 ordinary shares, represented by 307,142 ADSs, at $17.50 per share to founders, directors and employees and 58,255 shares remained available for issuance. Such options vest over a three or four year period.

The following table summarizes stock-based activities under the 2022 Quoin Stock Incentive Plan:

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2021	5,744	$636.74	0.33
Granted	307,142	$17.50	9.78
Exercised	0	$0	0
Forfeited/Cancelled	(3,772)	$0	0
Outstanding at June 30, 2022	309,114	$19.56	9.72

Exercisable options at June 30, 2022	1,972	$339.80	0.33

The following table summarizes the exercise price range as of June 30, 2022:

Exercise Price	Outstanding Options	Exercisable
		Options
$17.50	307,142	0
$339.80	1,972	1,972
	309,114	1,972

The determination of fair value using the Black-Scholes model is affected by the Company’s share price as well as assumptions regarding a number of complex and subjective variables, including expected price volatility, risk-free interest rate and forfeitures.

Stock options granted during the three and six months ended June 30, 2022 were valued using the Black-Scholes option-pricing model with the following weighted average assumptions:

June 30,
2022
Expected volatility	106.0%
Risk-free interest rate	2.7%
Expected dividend yield	0.0%
Expected life of options in years	6.9
Exercise Price	$17.50
Fair value of common stock	$15.38
Estimated fair value of option	$12.92

The intrinsic value of outstanding options at June 30, 2022 was negligible.

Stock based compensation expense was approximately $229,000 ($30,000 included in research and development expense and $199,000 included in general and administrative expenses) in both the three and six months ended June 30, 2022. At June 30, 2022, the total unrecognized compensation expense related to non-vested options was approximately $3,739,529 and is expected to be recognized over the remaining weighted average service period of approximately 3.6 years.